CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Balance Sheets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 38,304,364	$ 105,093,178	$ 123,427,729	$ 120,694,716
Available-for-sale securities	64,755,514	20,013,487
Accounts Receivable (net)	24,484,916	30,244,289
Prepaid expenses and other current assets	24,895,555	$ 19,069,904
Loan to third party	14,685,980
Loans to related party	285,003
Total current assets	310,597,113	$ 269,062,719
Long-term investments	4,772,809
Total assets	418,706,627	$ 432,580,703
Current liabilities
Accrued expenses and other current liabilities	16,024,243	16,580,351
Short-term bank loans	49,962,510	42,428,890
Total liabilities	106,945,611	110,650,467
Ordinary shares	943	942
Additional paid-in capital	166,874,541	162,687,212
Warrants	3,346,000	5,548,000		14,889,000
Accumulated other comprehensive income	61,603,388	57,531,228
Total shareholders' equity	311,761,016	321,930,236	332,609,502	282,884,068
Total liabilities and shareholders' equity	418,706,627	432,580,703
Parent Company [Member]
Current assets
Cash and cash equivalents	5,616,759	18,154,644	24,981,561	5,338,092
Available-for-sale securities	64,755,514	20,013,487
Prepaid expenses and other current assets	4,024,878	$ 48,162
Loan to third party	13,300,000
Loans to related party	1,612,000
Total current assets	89,309,151	$ 38,216,293
Long-term investments	334,485,472	364,913,556
Total assets	423,794,623	403,129,849
Current liabilities
Accrued expenses and other current liabilities	969,263	71,835
Advances from subsidiaries	61,101,834	38,698,888
Short-term bank loans	49,962,510	42,428,890
Total liabilities	112,033,607	81,199,613
Ordinary shares	943	942
Additional paid-in capital	166,874,541	162,687,212
Warrants	3,346,000	5,548,000
Accumulated other comprehensive income	61,603,388	57,531,228
Retained earnings	79,936,144	96,162,854
Total shareholders' equity	311,761,016	321,930,236	$ 332,609,502	$ 282,884,068
Total liabilities and shareholders' equity	$ 423,794,623	$ 403,129,849